Acquisitions and Divestitures - Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Millions	Sep. 30, 2026	Jul. 01, 2026	Mar. 31, 2026
Business Combination [Line Items]
Goodwill	$ 1,715		$ 1,623
DreamBig Semiconductor, Inc.
Business Combination [Line Items]
Cash		$ 2
Goodwill		93
Intangible assets, net - IPR&D		189
Deferred income taxes		(20)
Other assets, net of liabilities assumed		1
Total purchase consideration		$ 265